UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2019

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

	Shares	Value
Common Stocks—95.5%
Consumer Discretionary—8.9%
Auto Components—1.1%
BorgWarner, Inc.	441,350	$ 18,051,215

Automobiles—1.9%
General Motors Co.	774,810	30,233,086

Entertainment—1.5%
Walt Disney Co. (The)	209,662	23,381,506

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	84,500	15,106,910

Household Durables—0.4%
Lennar Corp., Cl. A	119,880	5,684,710

Media—0.7%
CBS Corp., Cl. B	220,120	10,887,135

Multiline Retail—1.8%
Dollar Tree, Inc.[1]	42,040	4,070,733
Target Corp.	352,600	25,739,800
		29,810,533

Specialty Retail—0.6%
Lowe’s Cos., Inc.	105,340	10,129,495

Consumer Staples—7.9%
Beverages—3.5%
Coca-Cola Co. (The)	709,020	34,125,133
Coca-Cola European Partners plc	481,590	22,914,052
		57,039,185

Food & Staples Retailing—1.9%
Walmart, Inc.	318,010	30,474,898

Food Products—0.2%
General Mills, Inc.	74,990	3,332,556

Household Products—0.8%
Procter & Gamble Co. (The)	131,650	12,700,275

Tobacco—1.5%
Philip Morris International, Inc.	320,100	24,558,072

Energy—12.2%
Energy Equipment & Services—0.5%
Transocean Ltd.[1]	339,450	2,909,086
Weatherford International plc[1]	6,595,160	4,276,302
		7,185,388

	Shares	Value
Oil, Gas & Consumable Fuels—11.7%
Anadarko Petroleum Corp.	357,670	$ 16,928,521
Chevron Corp.	424,326	48,648,976
Concho Resources, Inc.[1]	110,600	13,254,304
ConocoPhillips	314,748	21,305,292
Enbridge, Inc.	443,697	16,248,184
Marathon Petroleum Corp.	123,000	8,149,980
Phillips 66	148,302	14,149,494
Suncor Energy, Inc.	1,562,230	50,491,274
		189,176,025

Financials—23.3%
Capital Markets—3.8%
Ameriprise Financial, Inc.	66,070	8,364,462
BlackRock, Inc., Cl. A	59,250	24,593,490
Charles Schwab Corp. (The)	216,440	10,122,899
Goldman Sachs Group, Inc. (The)	85,110	16,852,631
Nasdaq, Inc.	20,150	1,774,006
		61,707,488

Commercial Banks—11.7%
Bank of America Corp.	2,211,000	62,947,170
CIT Group, Inc.	255,080	11,782,145
Citigroup, Inc.	672,410	43,343,548
JPMorgan Chase & Co.	253,950	26,283,825
KeyCorp	815,980	13,439,191
Zions Bancorp NA	645,490	30,718,869
		188,514,748

Insurance—2.4%
Aon plc	97,890	15,293,355
Hartford Financial Services Group, Inc. (The)	513,800	24,107,496
		39,400,851

Real Estate Investment Trusts (REITs)—5.4%
Crown Castle International Corp.	164,980	19,312,559
Digital Realty Trust, Inc.	106,560	11,544,710
Equity Residential	356,540	25,870,542
Prologis, Inc.	346,586	23,969,888

1        OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Public Storage	30,530	$ 6,488,236
		87,185,935

Health Care—18.5%
Biotechnology—0.8%
Gilead Sciences, Inc.	184,250	12,899,342

Health Care Equipment & Supplies—5.5%
Abbott Laboratories	412,390	30,096,222
Boston Scientific Corp.[1]	562,330	21,452,890
Danaher Corp.	224,994	24,956,334
Zimmer Biomet Holdings, Inc.	120,210	13,170,208
		89,675,654

Health Care Providers & Services—5.2%
Anthem, Inc.	79,610	24,121,830
UnitedHealth Group, Inc.	222,271	60,057,624
		84,179,454

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	69,740	17,133,026

Pharmaceuticals—5.9%
Merck & Co., Inc.	549,700	40,914,171
Mylan NV1	217,610	6,517,420
Pfizer, Inc.	1,133,890	48,133,630
		95,565,221

Industrials—7.1%
Aerospace & Defense—0.9%
Lockheed Martin Corp.	48,230	13,971,748

Commercial Services & Supplies—1.2%
Waste Management, Inc.	196,100	18,760,887

Construction & Engineering—0.4%
Fluor Corp.	199,060	7,279,624

Machinery—3.1%
Caterpillar, Inc.	142,260	18,943,342
Deere & Co.	67,190	11,019,160
Parker-Hannifin Corp.	119,715	19,730,229
		49,692,731

Road & Rail—1.5%
Kansas City Southern	161,710	17,100,833

	Shares	Value
Road & Rail (Continued)
Union Pacific Corp.	45,190	$ 7,188,373
		24,289,206

Information Technology—9.2%
Communications Equipment—2.9%
Cisco Systems, Inc.	996,830	47,140,091

Electronic Equipment, Instruments, & Components—1.1%
TE Connectivity Ltd.	146,137	11,829,790
Zebra Technologies Corp., Cl. A1	37,870	6,574,232
		18,404,022

IT Services—1.0%
Fidelity National Information Services, Inc.	79,390	8,298,637
Mastercard, Inc., Cl. A	41,080	8,673,220
		16,971,857

Semiconductors & Semiconductor Equipment—0.9%
Marvell Technology Group Ltd.	310,670	5,756,715
Texas Instruments, Inc.	79,750	8,029,230
		13,785,945

Software—2.7%
Microsoft Corp.	249,330	26,037,532
Synopsys, Inc.[1]	179,470	16,753,525
		42,791,057

Technology Hardware, Storage & Peripherals—0.6%
HP, Inc.	413,510	9,109,625

Materials—2.7%
Chemicals—1.0%
Eastman Chemical Co.	202,195	16,300,961

Containers & Packaging—0.7%
Westrock Co.	263,070	10,709,580

Metals & Mining—1.0%
Alcoa Corp.[1]	283,590	8,416,951
Freeport-McMoRan, Inc.	678,830	7,901,581
		16,318,532

2        OPPENHEIMER VALUE FUND

	Shares	Value
Telecommunication Services—2.5%
Diversified Telecommunication Services—2.5%
AT&T, Inc.	1,321,910	$ 39,736,615

Utilities—3.2%
Electric Utilities—3.2%
Edison International	141,770	8,076,637
Entergy Corp.	229,170	20,439,672
NextEra Energy, Inc.	132,223	23,665,273
		52,181,582
Total Common Stocks (Cost $1,292,925,416)		1,541,456,771

	Shares	Value
Investment Company—4.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[2,3] (Cost $75,496,236)	75,496,236	$ 75,496,236

Total Investments, at Value (Cost $1,368,421,652)	100.2%	1,616,953,007
Net Other Assets (Liabilities)	(0.2)	(3,703,192)
Net Assets	100.0%	$ 1,613,249,815

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2018	Gross Additions	Gross Reductions	Shares January 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	46,811,805	143,991,222	115,306,791	75,496,236

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$75,496,236	$207,588	$—	$—

3        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

4        OPPENHEIMER VALUE FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$143,284,590	$—	$—	$143,284,590
Consumer Staples	128,104,986	—	—	128,104,986
Energy	196,361,413	—	—	196,361,413

5        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Common Stocks (Continued)
Financials	$376,809,022	$—	$—	$376,809,022
Health Care	299,452,697	—	—	299,452,697
Industrials	113,994,196	—	—	113,994,196
Information Technology	148,202,597	—	—	148,202,597
Materials	43,329,073	—	—	43,329,073
Telecommunication Services	39,736,615	—	—	39,736,615
Utilities	52,181,582	—	—	52,181,582
Investment Company	75,496,236	—	—	75,496,236

Total Assets	$1,616,953,007	$—	$—	$1,616,953,007

    Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

    For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

6        OPPENHEIMER VALUE FUND

3. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

7        OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

    The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

    If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

8        OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019